SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative)			1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 21, 2025 shares	Oct. 28, 2024 shares	Nov. 28, 2023 shares	Dec. 31, 2022 $ / shares
Class of Warrant or Right [Line Items]
Shares authorized	81,000,000													201,000,000
Common stock, shares authorized	80,000,000		200,000,000		200,000,000	200,000,000		200,000,000		200,000,000	200,000,000			200,000,000
Preferred stock, shares authorized	1,000,000				1,000,000					1,000,000				1,000,000
Preferred stock, shares issued			0		0	0		0		0	0
Stock based compensation | $								$ 604,000	$ 69,000		$ 82,000
Price per warrant | $ / shares			$ 287.50		$ 287.50	$ 287.50	$ 287.50	$ 287.50	$ 287.50	$ 287.50	$ 287.50
Number of warrants issued in the period
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001		0.0001	$ 0.0001		$ 0.0001		0.0001	$ 0.0001					$ 0.0001
Preferred stock, par value | $ / shares	$ 0.0001				$ 0.0001					$ 0.0001
Stock issued during the period, value | $										$ 4,250,000
Preferred stock, shares outstanding
Exchange ratio	1.01508
Stock Issued During Period, Shares, Issued for Services					639,720
Stock Issued During Period, Value, Issued for Services | $					$ 1,475,000
Loss on extinguishment of debt | $					2,800,000					$ 2,800,000
Weighted average grant date fair value of stock options | $ / shares										$ 6.57	$ 95.25
Unrecognized compensation costs related to non-vested awards | $					$ 200,000					$ 200,000
Warrants outstanding			1,161,195		1,161,195	1,161,195	1,161,195	1,161,195	1,161,195	1,161,195	1,161,195
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Stock based compensation | $										$ 211,000
Stock Issued During Period, Value, Issued for Services | $					$ 2,200,000
Loss on extinguishment of debt | $										$ (2,804,000)
Proof Acquisition Corp I Sponsors [Member] | Proof Acquisition Corp I [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Acquisitions	275,343		275,343
Proof Acquisition Corp I Public Shareholders [Member] | Proof Acquisition Corp I [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Acquisitions	70,696		70,696
2022 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Debt instrument, face amount | $			$ 19,100,000								$ 19,100,000
Accrued interest | $			$ 800,000								$ 800,000
Accrued interest | $ / shares			$ 149.55								$ 149.55
2023 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Debt instrument, face amount | $			$ 18,400,000								$ 18,400,000
Accrued interest | $			$ 100,000								$ 100,000
Accrued interest | $ / shares			$ 225.00								$ 225.00
Series A1 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Common stock issued during period											96,443
Stock issued during the period, value | $											$ 24.2
Preferred stock, shares outstanding			96,443								96,443
Convertible preferred stock, shares issued upon conversion			97,898								97,898
Exchange ratio			1.01508								1.01508
Series A2 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares issued			133,105								133,105
Convertible preferred stock, shares issued upon conversion			135,112								135,112
Series A2 Preferred Stock [Member] | 2022 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Stock issued during period, shares, conversion of convertible securities											133,105
Series A3 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares issued			82,025								82,025
Convertible preferred stock, shares issued upon conversion			83,262								83,262
Series A3 Preferred Stock [Member] | 2022 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Stock issued during period, shares, conversion of convertible securities											82,025
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, issued						552,000		552,000
Class of warrant or right, number of securities called by each warrant or right
Price per warrant | $ / shares		$ 287.50		$ 287.50								$ 287.50
Warrants outstanding			552,000		552,000					552,000	552,000
Number of days after a business combination in which warrants become exercisable		30 days
Period after initial public offering in which warrants are exercisable		12 months
Expiration period after a business combination		5 years
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, issued						609,195		609,195
Class of warrant or right, number of securities called by each warrant or right						1		1
Price per warrant | $ / shares		$ 287.50		$ 287.50		$ 287.50		$ 287.50				$ 287.50
Number of warrants issued in the period				609,195
Price per warrant		2500.00%		2500.00%								2500.00%
Warrants outstanding					609,195					609,195
Units [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right
Number of warrants issued in the period				1,104,000								1,104,000
Price per warrant		25000.00%		25000.00%								25000.00%
Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Stock based compensation | $						$ 1,000	$ 199,000	$ 604,000	$ 69,000	$ 211,000	$ 82,000
Unrecognized compensation costs related to non-vested awards, period for recognition										2 years 5 months 12 days
Unrecognized compensation costs related to non-vested awards | $					$ 241,000					$ 241,000
Share Based Payment Arrangement Option [Member]
Class of Warrant or Right [Line Items]
Unrecognized compensation costs related to non-vested awards, period for recognition										1 year 10 months 24 days
Two Thousand Twenty Five Plan [Member]
Class of Warrant or Right [Line Items]
Common stock capital shares reserved for future issuance													415,584
Number of options available for grant						220,838		220,838
Two Thousand Twenty Three Plan [Member]
Class of Warrant or Right [Line Items]
Common stock capital shares reserved for future issuance													224,348
Number of options available for grant					192,053	21,855		21,855		192,053
Number of stock options authorized for issuance															224,348